Non-trading securities - Non-Trading securities reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 240,446	¥ 275,264
Gross unrealized gains	37,896	35,155
Gross unrealized losses	963	1,735
Fair value	277,379	308,684
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	62,056	89,851
Gross unrealized gains	4,169	3,953
Gross unrealized losses	228	585
Fair value	65,997	93,219
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	24,950	25,326
Gross unrealized gains	2,649	2,434
Gross unrealized losses	159	198
Fair value	27,440	27,562
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	109,726	117,140
Gross unrealized gains	6,616	6,942
Gross unrealized losses	556	930
Fair value	115,786	123,152
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	43,714	42,947
Gross unrealized gains	24,462	21,826
Gross unrealized losses	20	22
Fair value	¥ 68,156	¥ 64,751